Report of Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 2,923,319.0	$ 2,948,360.0
Off-balance sheet commitments	334,622.0	330,267.0
- assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,019.0	12,495.0
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	153,973.0	148,326.0
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	242,211.0	236,135.0
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	930,658.0	938,535.0
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	102,039.0	112,902.0
– reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	252,549.0	252,217.0
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	131,825.0	117,593.0
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,350,371.0	2,432,751.0
Off-balance sheet commitments	334,934.0	330,412.0
Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,019.0	12,495.0
Gross carrying amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,507,370.0	2,700,821.0
Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	242,211.0	236,135.0
Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	940,373.0	949,609.0
Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	102,052.0	112,917.0
Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	828,580.0	960,271.0
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	346,124.0	302,348.0
Gross carrying amount | Loans and advances to customers and banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,042,425.0	1,062,526.0
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(4,618.0)	(5,469.0)
Off-balance sheet commitments	(312.0)	(145.0)
Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(10,197.0)	(11,917.0)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0.0	0.0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,715.0)	(11,074.0)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(13.0)	(15.0)
Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(92.0)	(422.0)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(54.0)	(97.0)
Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,728.0)	(11,089.0)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	635,988.0	677,618.0
Financial assets and off-balance sheet loan commitments	2,497,173.0	2,688,904.0
IFRS 9 | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,269.0	102,862.0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	353,855.0	309,606.0
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	619,019.0	660,648.0
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,969.0	16,970.0
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	930,658.0	938,535.0
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	102,039.0	112,902.0
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	828,488.0	959,849.0
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	267,674.0	285,868.0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,293.0	42,024.0
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	252,549.0	252,217.0
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	153,973.0	148,326.0
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	353,855.0	309,606.0
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,871,005.0	2,022,797.0
Off-balance sheet commitments	636,365.0	678,024.0
Financial assets and off-balance sheet loan commitments	2,507,370.0	2,700,821.0
IFRS 9 | Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,273.0	103,186.0
IFRS 9 | Gross carrying amount | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	3,273.0	103,186.0
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	353,909.0	309,703.0
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	619,367.0	661,015.0
IFRS 9 | Gross carrying amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,998.0	17,009.0
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	940,373.0	949,609.0
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	940,373.0	949,609.0
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	102,052.0	112,917.0
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	102,052.0	112,917.0
IFRS 9 | Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	828,580.0	960,271.0
IFRS 9 | Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	828,580.0	960,271.0
IFRS 9 | Gross carrying amount | Other | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,160.0	19,111.0
IFRS 9 | Gross carrying amount | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	267,674.0	285,868.0
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,293.0	42,024.0
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	49,289.0	69,777.0
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	252,549.0	252,217.0
IFRS 9 | Gross carrying amount | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	153,982.0	148,346.0
IFRS 9 | Gross carrying amount | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	108,809.0	128,630.0
IFRS 9 | Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	353,909.0	309,703.0
IFRS 9 | Gross carrying amount | Loans and advances to customers and banks | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	1,113.0	84,075.0
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(9,820.0)	(11,511.0)
Off-balance sheet commitments	(377.0)	(406.0)
Financial assets and off-balance sheet loan commitments	(10,197.0)	(11,917.0)
IFRS 9 | Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(4.0)	(324.0)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(4.0)	(324.0)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(54.0)	(97.0)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(348.0)	(367.0)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(29.0)	(39.0)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(9,715.0)	(11,074.0)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,715.0)	(11,074.0)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(13.0)	(15.0)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(13.0)	(15.0)
IFRS 9 | Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	(92.0)	(422.0)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(92.0)	(422.0)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(0.3)	(21.0)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
IFRS 9 | Allowance for ECL | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9.0)	(20.0)
IFRS 9 | Allowance for ECL | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(79.0)	(78.0)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(54.0)	(97.0)
IFRS 9 | Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ (4.0)	$ (303.0)